Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
General and administration (Note 16)	$ 6,525	$ 2,375
Research and development (Note 16)	10,870	5,870
Total operating expenses	17,395	8,245
Finance income (Note 2d)	(314)	(7)
Foreign exchange loss	208	39
Nonoperating income (expense)	(106)	32
Net loss for the year	(17,289)	(8,277)
Cumulative translation adjustment	(14)	91
Comprehensive loss for the year	$ (17,303)	$ (8,186)
Basic and diluted loss per share for the year (in CAD per share)	$ (0.35)	$ (0.26)
Weighted average common shares issued and outstanding, end of year (in shares)	49,661,776	31,899,640